Reverse Stock Splits	9 Months Ended
Sep. 30, 2024
Reverse Stock Splits
Reverse Stock Splits

Note 6 – Reverse Stock Splits

Effective April 17, 2024 and August 8, 2024, the Company completed 1-for-100 and 1-for-20 reverse splits of its common stock, respectively. The Company had previously completed three (3) reverse stock splits including a 1-for-200 reverse split on February 9, 2022, and two 1-for-20 reverse splits, one in 2019 and the other in 2020. The Company’s financial statements included in this report reflect all five (5) reverse stock splits on a retroactive basis for all periods presented and for all references to common stock, unless specifically stated otherwise.